Loss per share ("LPS") - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss used for basic and diluted earnings per share	$ (46,305,239)	$ (363,874,560)	$ (23,583,342)
Weighted-average outstanding common shares (in shares)	78,662,187	68,055,332	58,300,082
Basic loss per share (in dollars per share)	$ (0.59)	$ (5.34)	$ (0.40)
Diluted loss per share (in dollars per share)	$ (0.59)	$ (5.34)	$ (0.40)
Stock options (in shares)	0	0	2,819,653
Restricted stock units (in shares)	1,666,667	0	1,560,396
Convertible debentures (in shares)	6,388,321	0	0
Warrant units (in shares)	14,391,150	14,391,150	0
Earnout units (in shares)	26,797,052	26,797,052	0
Total (in shares)	49,243,190	41,188,202	4,380,049
Exercise price of issued shares (in dollars per share)	$ 8